INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Property, plant and equipment
Property, plant and equipment	$ 74,563,591	$ 67,853,835
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	103,993,253	93,634,779	$ 91,831,438	$ 71,521,454
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (29,429,662)	$ (25,780,944)	$ (25,718,174)	$ (21,613,129)